American Century Capital Portfolios, Inc. Statement of Additional Information (SAI) Supplement

Supplement dated February 17, 2012 ¡ SAI dated October 31, 2011

The following replaces the Portfolio Managers section on page 37 of the SAI.

Portfolio Managers

All funds except Equity Index

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of March 31, 2011)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Steven Brown	Number of Accounts	1(1)	0	0
	Assets	$1.1 billion(2)	N/A	N/A
Phillip N. Davidson	Number of Accounts	11(3)	3	2
	Assets	$15.3 billion(4)	$264.5 million	$249.3 million
Benjamin Z. Giele	Number of Accounts	2	0	5
	Assets	$2.6 billion(5)	N/A	$496.1 million
Brendan Healy	Number of Accounts	5	0	3
	Assets	$1.7 billion(6)	N/A	$90.5 million
Michael Liss	Number of Accounts	11(3)	3	2
	Assets	$15.3 billion(4)	$264.5 million	$249.3 million
James Pitman	Number of Accounts	2	0	5
	Assets	$2.6 billion(5)	N/A	$496.1 million
Matt Titus	Number of Accounts	5	0	3
	Assets	$1.7 billion(6)	N/A	$90.5 million
Kevin Toney	Number of Accounts	11(3)	3	2
	Assets	$15.3 billion (4)	$264.5 million	$249.3 million
Brian Woglom(7)	Number of Accounts	7	1	2
	Assets	$3.7 billion (8)	$16.3 million	$47.2 million

1	As of April 29, 2011, Global Real Estate’s inception date, the number of registered investment company accounts is two.

2	Includes $1.1 billion in Real Estate. Because Global Real Estate Fund is new, assets related to that account are not included.

3	As of October 31, 2011, Market Neutral Value’s inception date, the number of registered investment company accounts is 12.

4
Includes $8.7 billion in Equity Income, $1.7 billion in Mid Cap Value, $216.3 million in NT Mid Cap Value and $2.1 billion in Value. Because Market Neutral Value Fund is new, assets related to that account are not included.

5	Includes $2.5 billion in Small Cap Value.

6	Includes $976.9 million in Large Company Value and $481.9 million in NT Large Company Value.

7	Information is provided as of February 15, 2012.

8           Includes $2.1 billion in Mid Cap Value and $279.0 million in NT Mid Cap Value.

The following replaces the Mid Cap Value and NT Mid Cap Value sections of the Ownership of Securities table on page 40 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Mid Cap Value
Phillip N. Davidson	E
Michael Liss	E
Kevin Toney	E
Brian Woglom(2)	C
NT Mid Cap Value
Phillip N. Davidson(1)	A
Michael Liss(1)	A
Kevin Toney(1)	A
Brian Woglom(1) (2)	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	The portfolio managers cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

2	Information is provided as of February 15, 2012.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

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